Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets
Money market funds (i)	$207,471	$—	$—	$207,471
U.S. Treasury securities (ii)	8,141	—	—	8,141
Corporate bonds (ii)	—	7,342	—	7,342
Total financial assets	$215,612	$7,342	$—	$222,954
Liabilities
Common stock warrant liabilities (Public) (iii)	$14,318	$—	$—	$14,318
Common stock warrant liabilities (Private Placement) (iii)	—	—	7,387	7,387
Contingent earnout liabilities	—	—	111,487	111,487
Total financial liabilities	$14,318	$—	$118,874	$133,192

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets
Money market funds (i)	$15,517	$—	$—	$15,517
Total financial assets	$15,517	$—	$—	$15,517
Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$181	$181
Total financial liabilities	$—	$—	$181	$181
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(i)Included in cash and cash equivalents on the consolidated balance sheets.
(ii)Included in short-term investments on the consolidated balance sheets.
(iii)Included in warrant liabilities on the consolidated balance sheets.

Summary of Changes in Fair Value of Level 3 Financial Instruments
The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments:

	Redeemable convertible preferred stock warrant liabilities	Private placement warrant liabilities	Contingent earnout liabilities
	(In thousands)
Fair value as of January 1, 2021	$181	$—	$—
Private placement warrant liabilities acquired as part of the reverse recapitalization	—	7,164	—
Contingent earnout liabilities recognized upon the closing of the reverse recapitalization	—	—	120,763
Change in fair value	718	223	(9,276)
Exercise of warrants	(899)	—	—
Fair value as of December 31, 2021	$—	$7,387	$111,487

	Redeemable convertible preferred stock warrant liabilities	Private placement warrant liabilities	Contingent earnout liabilities
	(In thousands)
Fair value as of January 1, 2020	$185	$—	$—
Change in fair value	(4)	—	—
Fair value as of December 31, 2020	$181	$—	$—